Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000010464
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%	21.98%	10.21%	5.40%
C000010465
Average Annual Return [Line Items]
Average Annual Return, Percent	21.33%	26.12%	10.47%	5.10%
C000039064
Average Annual Return [Line Items]
Average Annual Return, Percent	1.36%	10.24%	4.63%	2.85%
C000039065
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%	13.85%	4.88%	2.59%
C000010439
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%	3.67%	(0.68%)	1.68%
C000010440
Average Annual Return [Line Items]
Average Annual Return, Percent	3.67%	7.07%	(0.45%)	1.43%
Without Sales Load [Member] | C000010464
Average Annual Return [Line Items]
Average Annual Return, Percent	22.79%	28.06%	11.30%	5.91%
Without Sales Load [Member] | C000010465
Average Annual Return [Line Items]
Average Annual Return, Percent	22.33%	27.12%	10.47%	5.10%
Without Sales Load [Member] | C000010463
Average Annual Return [Line Items]
Average Annual Return, Percent	22.79%	28.09%	11.29%	5.91%
Without Sales Load [Member] | C000039064
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%	15.76%	5.66%	3.36%
Without Sales Load [Member] | C000039065
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%	14.85%	4.88%	2.59%
Without Sales Load [Member] | C000038557
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%	15.81%	5.66%	3.38%
Without Sales Load [Member] | C000088408
Average Annual Return [Line Items]
Average Annual Return, Percent	6.50%	16.06%	5.95%	3.63%
Without Sales Load [Member] | C000010439
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%	8.83%	0.28%	2.17%
Without Sales Load [Member] | C000010440
Average Annual Return [Line Items]
Average Annual Return, Percent	4.67%	8.05%	(0.45%)	1.43%
Without Sales Load [Member] | C000010438
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%	8.82%	0.29%	2.19%
Without Sales Load [Member] | C000088407
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%	9.16%	0.55%	2.43%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.33%	13.41%	15.51%
S&P Goldman Sachs Commodity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.92%	30.23%	13.35%	7.37%
S&P Goldman Sachs Commodity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.92%	30.23%	13.35%	7.37%
S&P Goldman Sachs Commodity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.92%	30.23%	13.35%	7.37%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	3.84%	3.52%	2.34%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	3.84%	3.52%	2.34%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	3.84%	3.52%	2.34%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	3.84%	3.52%	2.34%
HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	9.66%	3.08%	3.65%
HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	9.66%	3.08%	3.65%
HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	9.66%	3.08%	3.65%
HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	9.66%	3.08%	3.65%